CAPITAL STRUCTURE AND FINANCIAL ITEMS - FINANCIAL INCOME AND EXPENSES - Financial Income (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Interest income	DKK 69	DKK 52	DKK 56
Foreign exchange gain (net)	1,163	0	0
Capital gain on investments etc	0	16	15
Result of associated company2	14	24	14
Total financial income	DKK 1,246	DKK 92	DKK 85